CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Sep. 30, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	50,000,000,000	3,500,000,000
Ordinary shares, shares issued	1,732,148,760	1,724,486,700
Ordinary shares, shares outstanding	1,655,048,760	1,647,386,700